SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2026:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$451	$38	$70	$—	$559	$(10)	$527	$1,076
Other income(3)	170	2	1	—	173	1	(63)	111
Direct operating costs	(209)	(18)	(13)	—	(240)	9	(222)	(453)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—
	412	22	58	—	492	—	242
Management service costs	—	—	—	(45)	(45)	—	—	(45)
Interest expense(1)	(97)	(10)	(16)	—	(123)	5	(196)	(314)
Current income tax expense	(20)	(1)	(4)	—	(25)	—	(17)	(42)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(29)	(29)
Funds From Operations	295	11	38	(45)	299	—	—
Depreciation								(301)
Foreign exchange and financial instrument loss								(13)
Deferred income tax recovery								5
Other								(34)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(73)
Remeasurement of interests held in BRHC by the partnership								(407)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(297)
Share of earnings from equity-accounted investments(1)								7
Net loss attributable to non-controlling interests(2)								24
Net loss attributable to the partnership(5)								$(790)
(1)Share of earnings from equity-accounted investments in the consolidated statement of income (loss) of $2 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines. Total interest expense of $387 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $5 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $173 million, includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of Assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $63 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$375	$40	$79	$—	$494	$(80)	$538	$952
Other income(3)	4	8	—	—	12	(2)	29	39
Direct operating costs	(147)	(16)	(19)	(1)	(183)	33	(203)	(353)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	49	—	49
	232	32	60	(1)	323	—	364
Management service costs	—	—	—	(26)	(26)	—	—	(26)
Interest expense(1)	(62)	(9)	(22)	—	(93)	17	(216)	(292)
Current income tax expense	(3)	(1)	(2)	—	(6)	1	(7)	(12)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(18)	—	(18)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(141)	(141)
Funds From Operations	167	22	36	(27)	198	—	—
Depreciation								(319)
Foreign exchange and financial instrument gain								(26)
Deferred income tax recovery								13
Other								(15)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(133)
Remeasurement of interests held in BRHC by the partnership								(652)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(624)
Share of losses from equity-accounted investments(1)								(30)
Net loss attributable to non-controlling interests(2)								178
Net loss attributable to the partnership(5)								$(1,410)
(1)Share of earnings from equity-accounted investments in the consolidated statement of income (loss) of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines. Total interest expense of $425 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $37 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $12 million, includes the company's share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $29 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2026:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$872	$73	$118	$—	$1,063	$(24)	$920	$1,959
Other income(3)	256	9	2	—	267	(21)	(88)	158
Direct operating costs	(424)	(37)	(29)	(2)	(492)	25	(401)	(868)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	20	—	20
	704	45	91	(2)	838	—	431
Management service costs	—	—	—	(91)	(91)	—	—	(91)
Interest expense(1)	(195)	(19)	(33)	—	(247)	19	(388)	(616)
Current income tax expense	(24)	(2)	(4)	—	(30)	—	(23)	(53)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(19)	—	(19)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(20)	(20)
Funds From Operations	485	24	54	(93)	470	—	—
Depreciation								(595)
Foreign exchange and financial instrument loss								(83)
Deferred income tax recovery								37
Other								(48)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(144)
Remeasurement of interests held in BRHC by the partnership								(1,509)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(1,230)
Share of losses from equity-accounted investments(1)								(5)
Net loss attributable to non-controlling interests(2)								131
Net loss attributable to the partnership(5)								$(2,976)
(1)Share of losses from equity-accounted investments of $4 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Total interest expense of $760 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $111 million is comprised of amounts found on the Share of FFO attributable to non-controlling interest and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $267 million includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of Assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $88 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$717	$82	$135	$—	$934	$(161)	$1,086	$1,859
Other income(3)	9	21	6	—	36	(5)	31	62
Direct operating costs	(313)	(38)	(35)	(3)	(389)	66	(398)	(721)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	100	—	100
	413	65	106	(3)	581	—	719
Management service costs	—	—	—	(49)	(49)	—	—	(49)
Interest expense(1)	(123)	(19)	(38)	—	(180)	24	(386)	(542)
Current income tax expense	(12)	(1)	(2)	—	(15)	3	(36)	(48)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(297)	(297)
Funds From Operations	278	45	66	(52)	337	—	—
Depreciation								(626)
Foreign exchange and financial instrument gain								(47)
Deferred income tax expense								42
Other								(32)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(296)
Remeasurement of interests held in BRHC by the partnership								(529)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(524)
Share of losses from equity-accounted investments(1)								(74)
Net loss attributable to non-controlling interests(2)								344
Net loss attributable to the partnership(5)								$(1,405)

Summary of segmented basis about certain items in statement of financial position
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership					Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
As at June 30, 2026
Cash and cash equivalents	$264	$42	$90	$1	$397	$(29)	$388	$756
Property, plant and equipment	16,609	1,742	1,625	—	19,976	(927)	19,722	38,771
Total assets	20,543	1,927	1,904	427	24,801	(306)	24,176	48,671
Total liabilities	11,485	1,253	1,737	13,347	27,822	(306)	14,409	41,925

As at December 31, 2025
Cash and cash equivalents	$283	$46	$67	$1	$397	$(23)	$308	$682
Property, plant and equipment	17,058	1,722	1,603	—	20,383	(1,001)	20,317	39,699
Total assets	19,808	2,032	1,876	212	23,928	(332)	22,671	46,267
Total liabilities	11,091	1,262	1,626	10,332	24,311	(332)	13,056	37,035

Summary of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Hydroelectric	$797	$641	$1,434	$1,273
Wind	110	111	217	234
Solar	169	200	308	352
Total	$1,076	$952	$1,959	$1,859

Summary of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2026	December 31, 2025
North America	$18,332	$19,795
Colombia	15,871	15,375
Brazil	3,956	3,818
Europe	1,611	1,725
	$39,770	$40,713